Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Lease Expiration Date	Dec. 31, 2022
Operating Leases, Rent Expense, Net	$ 456	$ 405